SHAREHOLDERS EQUITY	6 Months Ended
Jun. 30, 2023
SHAREHOLDERS EQUITY

NOTE 4 - SHAREHOLDERS EQUITY

a)	During the six months ended June 30, 2022, the Company issued 584,207 shares in respect of 584,207 warrants that were exercised for gross proceeds of $1,277 (note 5 (a)).

b)	On February 3, 2022, the Company issued the shareholders of Isramat 273,774 common shares in the capital of the Company in respect of the acquisition of Isramat. Total value of the shares issued was $2,089.

c)	On February 11, 2022, the Company issued 74,985 shares to a trustee in respect of a crowd funding transaction that was completed in 2019, for which shares were not immediately issued until the completion of an Israeli tax ruling which was only finalized in late 2021.

d)	During the six months ended June 30, 2023, the Company issued 65,000 shares in respect of 65,000 warrants that were exercised for gross proceeds of $99 (note 3 (c) and note 5 (a)).

e)	During the six months ended June 30, 2023, the Company issued 30,000 shares in respect of 30,000 RSU’s that were exercised (note 5 (c)).

f)	On March 20, 2023, the Company closed a private placement for gross proceeds of $2,604 through the issuance of 1,783,561 units (“Units”) at a price per Unit of US$1.46 (CAD$1.95). Each Unit consists of one common share and one half of one common share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 891,778 Warrants were issued with an exercise price of CAD$2.35 (US$1.75) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 891,778 common shares (“March 2023 Private Placement Warrants”). A finder’s fee of $208 (CAD$290) was paid and 142,685 March 2023 Private Placement Warrants were issued in connection with the private placement.

g)	On June 15 and on June 20, 2023, the Company closed registered direct offerings for gross proceeds of $6,873 through the issuance of 3,818,275 units (“Units”) at a price per Unit of US$1.80 (CAD$2.41). Each Unit consists of one common share and one half of one common share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 1,909,134 Warrants were issued with an exercise price of CAD$2.93 (US$2.20) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 1,909,134 common shares (“June 2023 Registered Direct Offerings Warrants”). A finder’s fee of $550 (CAD$733) was paid and 305,462 non-registered warrants were issued in connection with the Registered Direct Offerings.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)